DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
DESCRIPTION OF BUSINESS
Accumulated Deficit	$ (286,993,279)		$ (278,494,185)	$ (246,019,827)
Net Cash Used In Operating Activities	$ (9,699,791)	$ (8,087,748)	$ (10,856,203)	$ (9,272,856)